SHARE-BASED COMPENSATION - Share option activities (Details) - Stock Options			12 Months Ended
	Sep. 04, 2018 shares	Jan. 24, 2018 shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥) shares
Number of Options
Outstanding at beginning of year | shares			50,000	50,000
Granted | shares		5,750,000	0	0
Exercised | shares			0	0
Forfeited | shares	(4,700,000)		0	0
Outstanding at end of year | shares			50,000	50,000	50,000	50,000
Vested and expected at end of year | shares								50,000
Exercisable at end of year | shares								50,000
Weighted-Average Exercise Price
Outstanding at beginning of year | $ / shares				$ 0.93
Granted | $ / shares				0
Exercised | $ / shares				0
Forfeited | $ / shares				0
Outstanding at end of year | $ / shares				0.93		$ 0.93
Vested and expected at end of year | $ / shares				0.93
Exercisable at end of year | $ / shares				$ 0.93
Weighted-Average Remaining Contractual Term (years)
Outstanding at beginning of year			25 days	25 days	1 year 25 days	1 year 25 days
Vested and expected to vest at end of year			25 days	25 days
Exercisable at end of year			25 days	25 days
Aggregate Intrinsic Value
Outstanding at beginning of year | ¥			¥ 0
Granted | ¥ / shares			¥ 0
Exercised			¥ 0	$ 0		$ 0	$ 0
Forfeited | ¥			0
Outstanding at end of year | ¥			¥ 0		¥ 0
Vested and expected to vest at end of period | ¥								¥ 0
Exercisable at end of period | ¥								¥ 0